Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES HIGH INCOME BOND FUND, INC.
CIK	dei_EntityCentralIndexKey	0000225318
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 25, 2021
Effective Date	dei_DocumentEffectiveDate	May 27, 2021
Prospectus Date	rr_ProspectusDate	May 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes High Income Bond Fund Inc. | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHIIX
Federated Hermes High Income Bond Fund Inc. | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHBBX
Federated Hermes High Income Bond Fund Inc. | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHICX
Federated Hermes High Income Bond Fund Inc. | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHISX
Federated Hermes High Income Bond Fund Inc. | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHBRX